Accounts Receivable, Net and Accounts Receivable-Related Parties, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net and Accounts Receivable-Related Parties, Net [Abstract]
Schedule of Accounts Receivable, Net	Net accounts receivable consisted of the following:
	December 31, 2024	December 31, 2023
Accounts receivable	$5,748	$-
Less: Allowance for credit losses	-	-
Accounts receivable, net	$5,748	$-